Financial risk management (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Disclosure of foreign currency risk from non-derivative financial instruments
The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2025:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	4,098	Rs.	390	Rs.	143	Rs.	272	Rs.	4,903
Other investments		210		104		-		-		314
Trade and other receivables		59,076		498		2,865		2,133		64,572
Other assets		797		17		3		34		851
Total	Rs.	64,181	Rs.	1,009	Rs.	3,011	Rs.	2,439	Rs.	70,640
Liabilities:
Trade and other payables	Rs.	8,298	Rs.	1,660	Rs.	528	Rs.	234	Rs.	10,720
Short-term borrowings		10,898		-		-		38		10,936
Long-term borrowings		1,851		242		18		38		2,149
Other liabilities and provisions		8,640		149		111		512		9,412
Total	Rs.	29,687	Rs.	2,051	Rs.	657	Rs.	822	Rs.	33,217

(1)	Other primarily consists of Swiss francs, U.K. pounds sterling, Chinese yuans (Renminbi) and Romanian leu.

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2024:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	336	Rs.	200	Rs.	70	Rs.	70	Rs.	676
Other investments		415		-		-		-		415
Trade and other receivables		60,435		246		1,161		279		62,121
Other assets		247		5		3		17		272
Total	Rs.	61,433	Rs.	451	Rs.	1,234	Rs.	366	Rs.	63,484
Liabilities:
Trade and other payables	Rs.	10,700	Rs.	2,614	Rs.	468	Rs.	332	Rs.	14,114
Short-term borrowings		-		646		-		-		646
Long-term borrowings		1,165		207		16		78		1,466
Other liabilities and provisions		9,334		-		549		393		10,276
Total	Rs.	21,199	Rs.	3,467	Rs.	1,033	Rs.	803	Rs.	26,502

(1)	Others primarily consists of Romanian new leus, Chinese yuans (Renminbi), U.K. pounds sterling and Japanese yen.

Analysis of age of trade and other receivables
The aging of trade and other receivables is given below:

	As of March 31,
Particulars	2025		2024
Neither past due nor impaired	Rs.	81,010	Rs.	71,350
Past due
Less than 365 days		9,070		8,648
More than 365 days		467		412
Past due – impaired
Less than 365 days		-		32
More than 365 days		1,351		1,307
	Rs.	91,898	Rs.	81,749
Less : Allowance for credit losses		(1,478)		(1,451)
Total	Rs.	90,420	Rs.	80,298

Maturity analysis for financial liabilities
The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2025:

Particulars	2026		2027		2028		2029		Thereafter		Total
Trade and other payables	Rs.	35,523	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	35,523
Short-term borrowings		38,045		-		-		-		-		38,045
Derivative financial instruments		1,286		-		-		-		-		1,286
Other liabilities and provisions		35,870		97		51		50		849		36,917

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2024:

Particulars	2025		2026		2027		2028		Thereafter		Total
Trade and other payables	Rs.	30,919	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	30,919
Short-term borrowings		12,723		-		-		-		-		12,723
Derivative financial instruments		468		-		-		-		-		468
Other liabilities and provisions		29,747		-		-		-		828		30,575